UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 12, 2008
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   38
                                                     ------------

Form 13F Information Table Value Total:              $  128,838
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM       105368203   2216548           138275SH      SOLE          138275        0         0
Brink's Company         COM       109696104   4304229            70538SH      SOLE           70538        0         0
Carter's                COM       146229109   6061648           307230SH      SOLE          307230        0         0
Charles River Labs      COM       159864107   3590514            64659SH      SOLE           64659        0         0
Chart Industries        COM       16115Q308   3565687           124849SH      SOLE          124849        0         0
Circor Int'l            COM       17273K109    238474             5491SH      SOLE           5491         0         0
Edwards Lifescience     COM        369300108  4242588            73452SH      SOLE           73452        0         0
Euronet Worldwide       COM       298736109   4565082           272868SH      SOLE          272868        0         0
General Cable           COM       369300108   3089655            86715SH      SOLE           86715        0         0
Global Payments         COM       37940X102   3463461            77206SH      SOLE           77206        0         0
HCC Insurance Holdi     COM       404132102   6225687           230581SH      SOLE          230581        0         0
Hexcel                  COM       428291108   4414190           322439SH      SOLE          322439        0         0
Host Hotels & Resor     COM       44107P104   4713524           354667SH      SOLE          354667        0         0
IDEX Corporation        COM       45167R104   2825798            91096SH      SOLE           91096        0         0
Jacobs Engineering      COM       469814107   2607695            48015SH      SOLE           48015        0         0
Key Energy Services     COM       492914106   3520020           303450SH      SOLE          303450        0         0
Kinder Morgan Energ     COM       494550106   3370607            64782SH      SOLE           64782        0         0
Kinder Morgan Manag     COM       49455U100   1763354            35841SH      SOLE           35841        0         0
Kroger                  COM       501044101   5501743           200209SH      SOLE          200209        0         0
National Oilwell Va     COM       637071101   2034215            40498SH      SOLE           40498        0         0
Neustar                 COM       681904108   2615674           131507SH      SOLE          131507        0         0
Omnicare                COM       G6852T105   4566489           158724SH      SOLE          158724        0         0
PartnerRe               COM       723787107   2082192            30580SH      SOLE           30580        0         0
Pioneer Natural Res     COM       74251V102   4966548            94999SH      SOLE           94999        0         0
Principal Financial     COM       776696106   2751438            63266SH      SOLE           63266        0         0
Roper Industries        COM       778296103   1994568            35017SH      SOLE           35017        0         0
Ross Stores             COM       784117103   5444309           147903SH      SOLE          147903        0         0
SEI Investments         COM       844030106   3029812           136478SH      SOLE          136478        0         0
Southern Union Co.      COM       91911X104   5025921           243386SH      SOLE          243386        0         0
Valeant Pharma          COM       92220P105   6126610           299297SH      SOLE          299297        0         0
Wabtec                  COM       929740108   5306608           103584SH      SOLE          103584        0         0
Waddell & Reed Fina     COM       930059100   4746604           191782SH      SOLE          191782        0         0
Weatherford Interna     COM       G95089101   3737438           148665SH      SOLE          148665        0         0
Zebra Technnologies     COM       989207105   3387702           121641SH      SOLE          121641        0         0
iShare MSCI Emergin     COM       464287234     73944             2164SH      SOLE           2164         0         0
iShares MSCI EMU In     COM       464286608     65816             1657SH      SOLE           1657         0         0
iShares MSCI Japan      COM       464286848     82189             7710SH      SOLE           7710         0         0
iShares MSCI Pacifi     COM       464286665     66559             1854SH      SOLE           1854         0         0

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